ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets
	At December 31,
	2011	2012
Cost:
Purchased software	$5,654	$6,803
Technology licenses	12,261	15,268
	17,915	22,071
Accumulated amortization:
Purchased software	(4,232)	(5,661)
Technology licenses	(3,824)	(5,591)
	(8,056)	(11,252)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	$9,859	$10,819